CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive income [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2022	$ 125,080	$ 8,365	$ 7,958	$ (120,079)	$ 21,324
Balance (Shares) at Dec. 31, 2022					31,905,476
Common shares issued in equity financings	25,800	0	0	0	$ 25,800
Common shares issued in equity financings (Shares)					20,000,000
Common shares issued on Millennial acquisition	22,698	0	0	0	$ 22,698
Common shares issued on Millennial acquisition (Shares)					16,872,050
Share issue costs	(1,507)	0	0	0	$ (1,507)
Restricted share units vested, net of shares withheld to satisfy tax withholding	656	(793)	0	0	$ (137)
Restricted share units vested, net of shares withheld to satisfy tax withholding (Shares)					93,911
Restricted share units vested settlement in cash	0	108	0	0	$ 108
Share-based compensation	0	1,174	0	0	1,174
Net loss for the year	0	0	0	(29,016)	(29,016)
Foreign exchange translation difference	4,215	0	(4,138)	0	77
Balance at Dec. 31, 2023	176,942	8,854	3,820	(149,095)	$ 40,521
Balance (Shares) at Dec. 31, 2023					68,871,437
Common shares issued in equity financings	25,555	0	0	0	$ 25,555
Common shares issued in equity financings (Shares)					31,511,750
Common shares issued on property acquisition	2,100	0	0	0	$ 2,100
Common shares issued on property acquisition (Shares)					2,959,769
Common shares issued on Florida Canyon Gold Inc acquisition	72,652	17	0	0	$ 72,669
Common shares issued on Florida Canyon Gold Inc acquisition (Shares)					65,213,010
Share issue costs	(2,129)	0	0	0	$ (2,129)
Restricted share units vested, net of shares withheld to satisfy tax withholding	341	(443)	0	0	$ (102)
Restricted share units vested, net of shares withheld to satisfy tax withholding (Shares)					151,687
Restricted share units and Deferred share units cash settlement	0	(76)	0	0	$ (76)
Share-based compensation	0	1,543	0	0	1,543
Net loss for the year	0	0	0	(9,501)	(9,501)
Foreign exchange translation difference	(17,980)	0	17,955	0	(25)
Balance at Dec. 31, 2024	$ 257,481	$ 9,895	$ 21,775	$ (158,596)	$ 130,555
Balance (Shares) at Dec. 31, 2024					168,707,653